Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR 0.12 par value
Amount Registered | shares	4,455,863
Proposed Maximum Offering Price per Unit	29.68
Maximum Aggregate Offering Price	$ 132,250,013.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,263.73
Offering Note	(a) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Pharvaris N.V.'s Registration Statement on Form F-3 (No. 333-278650), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) Includes 581,199 ordinary shares that the underwriters have an option to purchase.